INCOME TAXES (Components of income (loss) before income tax benefit (expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ (5,704)	$ (10,379)	$ 7,898
Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	(11,508)	(13,107)	1,602
Subsidiaries outside of the Netherlands [Member]
Income Taxes [Line Items]
Income (loss) before income tax expenses	$ 5,804	$ 2,728	$ 6,296